PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses
Prepaid accounting fees	$ 1,500
Prepaid leaseholder improvements	25,000	5,000
Prepaid postage	29	36
Total	$ 26,529	$ 5,036